                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Enterprise Fund
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                                                                            NUMBER OF
DESCRIPTION                                                                  SHARES                VALUE
COMMON STOCKS    98.4%
AEROSPACE & DEFENSE    2.6%
Precision Castparts Corp.                                                    149,674          $     8,890,636
United Technologies Corp.                                                    497,000               28,811,090
                                                                                              ---------------
                                                                                                   37,701,726
                                                                                              ---------------

AGRICULTURAL PRODUCTS    0.9%
Archer-Daniels-Midland Co.                                                   410,600               13,816,690
                                                                                              ---------------

AIR FREIGHT & LOGISTICS    1.0%
FedEx Corp.                                                                  134,800               15,224,312
                                                                                              ---------------

AIRLINES    0.6%
AMR Corp. (a)                                                                175,800                4,755,390
Continental Airlines, Inc., Class B (a)                                      167,300                4,500,370
                                                                                              ---------------
                                                                                                    9,255,760
                                                                                              ---------------

APPAREL, ACCESSORIES & LUXURY GOODS    0.5%
Coach, Inc. (a)                                                              225,900                7,811,622
                                                                                              ---------------

APPAREL RETAIL    3.4%
Abercrombie & Fitch Co., Class A                                             234,500               13,671,350
American Eagle Outfitters, Inc.                                              809,300               24,165,698
bebe stores, Inc.                                                            273,148                5,031,386
Pacific Sunwear of California, Inc. (a)                                       79,200                1,755,072
The Men's Wearhouse, Inc.                                                    148,223                5,327,135
                                                                                              ---------------
                                                                                                   49,950,641
                                                                                              ---------------
APPLICATION SOFTWARE    3.6%
Adobe Systems, Inc. (a)                                                      411,268               14,361,479
Autodesk, Inc. (a)                                                           175,900                6,775,668
Cadence Design Systems, Inc. (a)                                             360,200                6,660,098
Citrix Systems, Inc. (a)                                                     235,700                8,933,030
FactSet Research Systems, Inc.                                                22,600                1,002,310
SAP AG - ADR (Germany)                                                       290,160               15,761,491
                                                                                              ---------------
                                                                                                   53,494,076
                                                                                              ---------------

ASSET MANAGEMENT & CUSTODY BANKS    0.3%
Ameriprise Financial, Inc.                                                    80,217                3,614,578
                                                                                              ---------------

AUTOMOTIVE RETAIL    0.4%
O'Reilly Automotive, Inc. (a)                                                150,600                5,505,936
                                                                                              ---------------

BIOTECHNOLOGY    5.7%
Amgen, Inc. (a)                                                               98,900                7,194,975
Biogen Idec, Inc. (a)                                                        149,100                7,022,610
Celgene Corp. (a)                                                            870,716               38,503,061

Gilead Sciences, Inc. (a)                                                            491,857               30,603,342
                                                                                                      ---------------
                                                                                                           83,323,988
                                                                                                      ---------------

CASINOS & GAMING    0.5%
Penn National Gaming, Inc. (a)                                                       187,800                7,921,404
                                                                                                      ---------------

COMMUNICATIONS EQUIPMENT    6.2%
ADTRAN, Inc.                                                                         317,099                8,301,652
Cisco Systems, Inc. (a)                                                              637,500               13,814,625
Corning, Inc. (a)                                                                  1,131,300               30,443,283
Harris Corp.                                                                         209,300                9,897,797
Motorola, Inc.                                                                       785,200               17,988,932
QUALCOMM, Inc.                                                                       218,600               11,063,346
                                                                                                      ---------------
                                                                                                           91,509,635
                                                                                                      ---------------

COMPUTER HARDWARE    1.6%
Apple Computer, Inc. (a)                                                             234,600               14,714,112
Hewlett-Packard Co.                                                                  276,004                9,080,532
                                                                                                      ---------------
                                                                                                           23,794,644
                                                                                                      ---------------

COMPUTER STORAGE & PERIPHERALS    1.2%
EMC Corp. (a)                                                                        628,400                8,565,092
SanDisk Corp. (a)                                                                     66,500                3,825,080
Western Digital Corp. (a)                                                            286,000                5,556,980
                                                                                                      ---------------
                                                                                                           17,947,152
                                                                                                      ---------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS    2.5%
Caterpillar, Inc.                                                                    220,900               15,862,829
Cummins, Inc.                                                                         58,300                6,127,330
Deere & Co.                                                                          102,846                8,129,976
Oshkosh Truck Corp.                                                                  107,700                6,703,248
                                                                                                      ---------------
                                                                                                           36,823,383
                                                                                                      ---------------

CONSTRUCTION MATERIALS    0.4%
Cemex SA de CV - ADR (Mexico)                                                         91,000                5,940,480
                                                                                                      ---------------

CONSUMER FINANCE    1.0%
American Express Co.                                                                 283,788               14,913,059
                                                                                                      ---------------

DATA PROCESSING & OUTSOURCED SERVICES    2.5%
Automatic Data Processing, Inc.                                                      203,400                9,291,312
Ceridian Corp. (a)                                                                   350,800                8,927,860
CheckFree Corp. (a)                                                                  238,400               12,039,200
First Data Corp.                                                                     140,000                6,554,800
                                                                                                      ---------------
                                                                                                           36,813,172
                                                                                                      ---------------

DEPARTMENT STORES    1.1%
J.C. Penney Co., Inc.                                                                 80,300                4,850,923
Nordstrom, Inc.                                                                      299,900               11,750,082
                                                                                                      ---------------
                                                                                                           16,601,005
                                                                                                      ---------------

DISTILLERS & VINTNERS    1.3%
Brown-Forman Corp., Class B                                                           255,000               19,627,350
                                                                                                       ---------------

DIVERSIFIED METALS & MINING    1.5%
Cameco Corp. (Canada)                                                                 185,800                6,688,800
Freeport-McMoRan Copper & Gold, Inc., Class B                                         113,900                6,807,803
Southern Copper Corp.                                                                  99,300                8,388,864
                                                                                                       ---------------
                                                                                                            21,885,467
                                                                                                       ---------------
DRUG RETAIL    2.1%
CVS Corp.                                                                           1,016,100               30,350,907
                                                                                                       ---------------

ELECTRICAL COMPONENTS & EQUIPMENT    0.8%
Rockwell Automation, Inc.                                                             162,300               11,670,993
                                                                                                       ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS    0.5%
Mettler-Toledo International, Inc. (a)                                                115,700                6,981,338
                                                                                                       ---------------

ELECTRONIC MANUFACTURING SERVICES    0.8%
Jabil Circuit, Inc. (a)                                                               271,900               11,653,634
                                                                                                       ---------------

FOOD RETAIL    0.5%
Safeway, Inc.                                                                         309,800                7,782,176
                                                                                                       ---------------

GENERAL MERCHANDISE STORES    0.3%
Target Corp.                                                                           90,500                4,706,905
                                                                                                       ---------------

HEALTH CARE DISTRIBUTORS    0.8%
AmerisourceBergen Corp.                                                               238,100               11,493,087
                                                                                                       ---------------

HEALTH CARE EQUIPMENT    1.1%
Beckman Coulter, Inc.                                                                  74,387                4,059,299
Becton, Dickinson & Co.                                                               122,300                7,531,234
St. Jude Medical, Inc. (a)                                                            106,900                4,382,900
                                                                                                       ---------------
                                                                                                            15,973,433
                                                                                                       ---------------

HEALTH CARE SERVICES    2.4%
Caremark Rx, Inc. (a)                                                                 207,400               10,199,932
Express Scripts, Inc. (a)                                                              94,200                8,280,180
Laboratory Corp. of America Holdings (a)                                              131,700                7,701,816
Medco Health Solutions, Inc. (a)                                                      158,900                9,092,258
                                                                                                       ---------------
                                                                                                            35,274,186
                                                                                                       ---------------

HOME FURNISHINGS    0.1%
Tempur-Pedic International, Inc. (a)                                                  119,046                1,684,501
                                                                                                       ---------------

HOME IMPROVEMENT RETAIL    0.5%
Home Depot, Inc.                                                                      157,300                6,653,790
                                                                                                       ---------------

HOTELS, RESORTS & CRUISE LINES    1.3%
Hilton Hotels Corp.                                                                   237,000                6,034,020
Marriott International, Inc., Class A                                                 147,400               10,111,640

Starwood Hotels & Resorts Worldwide, Inc.                                             136,422                9,239,862
                                                                                                       ---------------
                                                                                                            25,385,522
                                                                                                       ---------------

HOUSEHOLD APPLIANCES    0.3%
The Stanley Works                                                                      91,900                4,655,654
                                                                                                       ---------------

HOUSEHOLD PRODUCTS    1.8%
Procter & Gamble Co.                                                                  460,895               26,556,770
                                                                                                       ---------------

HYPERMARKETS & SUPER CENTERS    0.5%
Costco Wholesale Corp.                                                                135,200                7,322,432
                                                                                                       ---------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    0.3%
TXU Corp.                                                                              84,900                3,800,124
                                                                                                       ---------------

INDUSTRIAL CONGLOMERATES    1.4%
General Electric Co.                                                                  597,764               20,790,232
                                                                                                       ---------------

INDUSTRIAL MACHINERY    1.1%
Ingersoll-Rand Co., Class A (Bermuda)                                                 158,200                6,611,178
Parker Hannifin Corp.                                                                 119,600                9,640,956
                                                                                                       ---------------
                                                                                                            16,252,134
                                                                                                       ---------------

INTEGRATED OIL & GAS    0.3%
Exxon Mobil Corp.                                                                      74,165                4,513,682
                                                                                                       ---------------

INTERNET SOFTWARE & SERVICES    2.0%
eBay, Inc. (a)                                                                        131,500                5,136,390
Google, Inc., Class A (a)                                                              27,700               10,803,000
Openwave Sys Inc.  New                                                                361,100                7,792,538
Yahoo!, Inc. (a)                                                                      157,800                5,090,628
                                                                                                       ---------------
                                                                                                            28,822,556
                                                                                                       ---------------

INVESTMENT BANKING & BROKERAGE    3.9%
Bear Stearns Co., Inc.                                                                 60,300                8,363,610
E*TRADE Financial Corp. (a)                                                           220,700                5,954,486
Goldman Sachs Group, Inc.                                                             110,400               17,328,384
Merrill Lynch & Co., Inc.                                                             329,900               25,982,924
                                                                                                       ---------------
                                                                                                            57,629,404
                                                                                                       ---------------

IT CONSULTING & OTHER SERVICES    0.9%
Accenture, Ltd., Class A (Bermuda)                                                    428,800               12,894,016
                                                                                                       ---------------

MANAGED HEALTH CARE    6.7%
Aetna, Inc.                                                                           454,388               22,328,626
Coventry Health Care, Inc. (a)                                                        261,304               14,105,190
UnitedHealth Group, Inc.                                                              868,690               48,525,023
WellPoint, Inc. (a)                                                                   181,800               14,076,774
                                                                                                       ---------------
                                                                                                            99,035,613
                                                                                                       ---------------

MOVIES & ENTERTAINMENT    0.8%
News Corp., Class A                                                                   668,000               11,095,480
                                                                                                       ---------------

MULTI-LINE INSURANCE    0.8%
Hanover Insurance Group, Inc.                                                          99,700                5,226,274
Unitrin, Inc.                                                                         125,300                5,827,703
                                                                                                       ---------------
                                                                                                            11,053,977
                                                                                                       ---------------

OIL & GAS DRILLING    1.2%
Helmerich & Payne, Inc.                                                                73,000                5,096,860
Patterson - UTI Energy, Inc.                                                          188,200                6,014,872
Rowan Companies, Inc.                                                                 132,200                5,811,512
                                                                                                       ---------------
                                                                                                            16,923,244
                                                                                                       ---------------

OIL & GAS EQUIPMENT & SERVICES    0.7%
Baker Hughes, Inc.                                                                    159,200               10,889,280
                                                                                                       ---------------


OIL & GAS EXPLORATION & PRODUCTION    0.9%
Chesapeake Energy Corp.                                                               169,300                5,317,713
XTO Energy, Inc.                                                                      168,700                7,350,259
                                                                                                       ---------------

                                                                                                            12,667,972
                                                                                                       ---------------

OIL & GAS REFINING & MARKETING    1.1%
Sunoco, Inc.                                                                           59,100                4,584,387
Tesoro Corp.                                                                           86,400                5,904,576
Valero Energy Corp.                                                                   101,100                6,043,758
                                                                                                       ---------------
                                                                                                            16,532,721
                                                                                                       ---------------

PHARMACEUTICALS    5.5%
Allergan, Inc.                                                                         99,500               10,795,750
Barr Pharmaceuticals, Inc. (a)                                                        252,300               15,889,854
Endo Pharmaceuticals Hldgs                                                            103,127                3,383,597
Forest Laboratories, Inc. (a)                                                         169,400                7,560,322
Merck & Co., Inc.                                                                     215,600                7,595,588
Novartis AG - ADR (Switzerland)                                                       212,800               11,797,632
Sepracor, Inc. (a)                                                                    101,900                4,973,739
Wyeth                                                                                 406,400               19,718,528
                                                                                                       ---------------
                                                                                                            81,715,010
                                                                                                       ---------------

RAILROADS    2.6%
Burlington Northern Santa Fe Corp.                                                     84,200                7,016,386
CSX Corp.                                                                             178,000               10,644,400
Norfolk Southern Corp.                                                                275,200               14,880,064
Union Pacific Corp.                                                                    69,100                6,450,485
                                                                                                       ---------------
                                                                                                            38,991,335
                                                                                                       ---------------

RESTAURANTS    1.3%
Darden Restaurants, Inc.                                                              258,200               10,593,946
Sonic Corp. (a)                                                                        32,661                1,147,381
Yum! Brands, Inc.                                                                     144,100                7,040,726
                                                                                                       ---------------
                                                                                                            18,782,053
                                                                                                       ---------------



SEMICONDUCTOR EQUIPMENT    2.6%
Applied Materials, Inc.                                                                 702,300          $    12,297,273
ASML Holding N.V. - ADR (Netherlands) (a)                                               332,900                6,781,173
Lam Research Corp. (a)                                                                  263,000               11,309,000
MEMC Electronic Materials, Inc. (a)                                                     210,300                7,764,276
                                                                                                         ---------------
                                                                                                              38,151,722
                                                                                                         ---------------

SEMICONDUCTORS    3.6%
Advanced Micro Devices, Inc. (a)                                                        187,500                6,217,500
Broadcom Corp., Class A (a)                                                             355,500               15,343,380
Micron Technology, Inc. (a)                                                             372,300                5,480,256
National Semiconductor Corp.                                                            224,400                6,247,296
NVIDIA Corp. (a)                                                                        353,000               20,212,780
                                                                                                         ---------------
                                                                                                              53,501,212
                                                                                                         ---------------

SOFT DRINKS    1.8%
Pepsi Bottling Group, Inc.                                                              169,200                5,141,988
PepsiCo, Inc.                                                                           381,400               22,041,106
                                                                                                         ---------------
                                                                                                              27,183,094
                                                                                                         ---------------

SPECIALTY STORES    1.8%
Claire's Stores, Inc.                                                                   371,800               13,500,058
PETsMART, Inc.                                                                           73,126                2,057,766
Staples, Inc.                                                                           403,800               10,304,976
                                                                                                         ---------------
                                                                                                              25,862,800
                                                                                                         ---------------

STEEL    1.6%
Allegheny Technologies, Inc.                                                            295,800               18,097,044
Companhia Vale do Rio Doce - ADR (Brazil)                                               124,000                6,017,720
                                                                                                         ---------------
                                                                                                              24,114,764
                                                                                                         ---------------

SYSTEMS SOFTWARE    1.4%
Microsoft Corp.                                                                         782,000               21,278,220
                                                                                                         ---------------

TECHNOLOGY DISTRIBUTORS    0.4%
Avnet, Inc. (a)                                                                         232,800                5,908,464
                                                                                                         ---------------

THRIFTS & MORTGAGE FINANCE    0.4%
Radian Group, Inc.                                                                      101,900                6,139,475
                                                                                                         ---------------

WIRELESS TELECOMMUNICATION SERVICES    0.3%
American Tower Corp., Class A (a)                                                       137,700                4,175,064
                                                                                                         ---------------

TOTAL LONG-TERM INVESTMENTS    98.4%
   (Cost $1,190,474,173)                                                                                   1,450,325,056

REPURCHASE AGREEMENT    0.7%
State Street Bank & Trust Co. ($10,768,000 par collateralized by U.S. Government obligations in a pooled cash account, interest
rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $10,772,235)                                         10,768,000
   (Cost $10,768,000)                                                                                    ---------------

TOTAL INVESTMENTS    99.1%
   (Cost $1,201,242,173)                                                                                   1,461,093,056

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                                 12,973,833
                                                                                                          --------------

NET ASSETS    100.0%                                                                                      $1,474,066,889
                                                                                                          ==============


       Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR  - American Depositary Receipt


Futures contracts outstanding as of March 31, 2006:

                                                                                                           UNREALIZED
                                                                                                         APPRECIATION/
LONG CONTRACTS:                                                                    CONTRACTS              DEPRECIATION
S&P 500 Index Futures, June 2006 (Current Notional Value of $325,825 per
contract).......................................................................       33               $        173,910
S&P Mini 500 Index Futures, June 2006 (Current Notional Value of $65,165 per
contract).......................................................................      205                        (71,244)
                                                                                      ---               ----------------
                                                                                      238               $        102,666
                                                                                      ===               ================


Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Enterprise Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006